                    U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                    FORM 24F-2
                      ANNUAL NOTICE OF SECURITES SOLD
                     PURSUANT TO RULE 24F-2

                    READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

                    1.  Name and address of issuer:

                    iShares Trust
                    400 Howard Street
                    San Francisco, CA  94105

                    2.  The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
                          classes):                                                                                   [  ]

iShares MSCI All Peru Capped Index Fund
iShares MSCI Brazil Small Cap Index Fund
iShares MSCI China Index Fund
iShares MSCI China Small Cap Index Fund
iShares MSCI Indonesia Investable Market Index Fund
iShares MSCI Ireland Capped Investable Market Index Fund
iShares MSCI New Zealand Investable Market Index Fund
iShares MSCI Philippines Investable Market Index Fund
iShares MSCI Poland Investable Market Index Fund

                    3.  Investment Company Act File Number:  811-09729

                          Securities Act File Number:  333-92935

                    4(a).  Last day of fiscal year for which this Form is filed:  08/31/11

                    4(b).  [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See
                   Instruction A.2)

                   NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
                   REGISTRATION FEE DUE.

                    4(c).  [  ] Check box if this is the last time the issuer will be filing this Form.

                    5.  Calculation of registration fee:

                        (i)    Aggregate sale price of securities sold
                        during the fiscal year pursuant to
                                     section 24(f):                                                                                                                                                      $1,897,649,678

                        (ii)   Aggregate price of securities redeemed
                                     or repurchased during the fiscal year:                                                                                                            $959,090,724

                        (iii)  Aggregate price of securities redeemed

                                              or repurchased during any PRIOR fiscal
                                   year ending no earlier than October 11,
                                   1995 that were not previously used to
                                   reduce registration fees payable to
                                     the Commission:                                                                                                                                                $0

                        (iv)   Total available redemption credits
                                                 [add Items 5(ii) and 5(iii)]:                                                                                                                                 $959,090,724

                        (v)    Net sales -- if Item 5(i) is greater
                                                than Item 5(iv) [subtract Item 5(iv)
                                                              from Item 5(i)]:                                                                                                                                                   $938,558,954

                        (vi)   Redemption credits available for use
                                                                                                    in future years -- if Item 5(i) is
                                                                                                   less than Item 5(iv) [subtract Item
                                                              5(iv) from Item 5(i)]:                                                                                                                                          $0

                        (vii)   Multiplier for determining registration
                                                                                                      fee (See Instruction C.9):                                                                                                                                  x  .00011460

                        (viii)  Registration fee due [multiply Item 5(v)
                                                  by Item 5(vii)] (enter “0” if no fee
                                                                                               is due):                                                                                                                                                               = $107,558.86

                                                                                                                   ------------
                                                                                                                   ------------
                    6.  Prepaid Shares

                     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
                     deducted here:  $0.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:  $0.

                    7.  Interest due -- if this Form is being filed more than 90 days after the
                         end of the issuer’s fiscal year (see Instruction D):                 N/A

                    8.  Total of the amount of the registration fee due plus any interest due
                          [line 5(viii) plus line 7]:                                                               = $107,558.86

                    9.  Date the registration fee and any interest payment was sent to the
                          Commission’s lockbox depository:

                    November 23, 2011

                    CIK: 0001100663

                        Method of Delivery:

                    [X]  Wire Transfer
                    [ ]  Mail or other means

SIGNATURES

             This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

             By (Signature and Title)*

                                                              /s/ John Battista
             John Battista
             Assistant Treasurer

             Date:  November 28, 2011

             *Please print the name and title of the signing officer below the signature.